Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund - Investor Shares Participant) (Vanguard Emerging Markets Government Bond Index Fu, Vanguard Emerging Markets Government Bond Index Fund - Investor Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Annual Total Return
2014	4.97%